Other Investments	12 Months Ended
Dec. 31, 2011
Other Investments [Abstract]
Other Investments
Note 4.  Other Investments

Federal Home Loan Bank (FHLB) stock, Federal Reserve Bank (FRB) stock, Pacific Coast Bankers' Bank and Community Bankers' Bank  stock with a carrying value of $5,058 and $5,776 at December 31, 2011 and 2010, respectively are stated at cost and included as “ Other Investments” on the Company's Balance Sheets. These investments are considered to be restricted as the Company is required by these entities to hold these investments, and the only market for this stock is the issuing agency.  Also included in “Other Investments” are Certificates of Deposits purchased from other FDIC insured institutions.  The balances of these CDs were $250 at December 31, 2011 and 2010, respectively.